Average Annual Total Returns - Siren Nasdaq NexGen Economy ETF		12 Months Ended	60 Months Ended	83 Months Ended
	Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	8.55%
Performance Inception Date	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	0.69%	1.91%
Performance Inception Date	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	0.55%	1.70%
Performance Inception Date	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.41%	0.56%	1.47%
Performance Inception Date	Jan. 17, 2018